Long Term Obligations (Details) - Convertible promissory notes (Parentheticals) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Convertible promissory notes [Abstract]0
Debt discount – conversion element, net of accumulated amortization	$ 3,392,963	$ 1,298,628